UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05984

            The New Ireland Fund, Inc.

(Exact name of registrant as specified in charter)

BNY Mellon Investment Servicing (US) Inc.

One Boston Place, 34th Floor

                                                 Boston, MA 02108

(Address of principal executive offices) (Zip code)

BNY Mellon Investment Servicing (US) Inc.

One Boston Place, 34th Floor

                                                 Boston, MA 02108

(Name and address of agent for service)

Registrant’s telephone number, including area code: 508 871 8500

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Third Quarter Report

July 31, 2012

Investment Summary (unaudited)

Total Return (%)

	Market Value (a)		Net Asset Value (a)
	Cumulative	Average Annual(b)	Cumulative	Average Annual(b)
Current Quarter	-9.46	-9.46	-8.50	-8.50
One Year	-7.03	-7.03	-4.76	-4.76
Three Year	14.17	4.52	16.19	5.13
Five Year	-47.78	-12.19	-47.59	-12.12
Ten Year	91.18	6.70	78.10	5.94

Per Share Information and Returns

	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012 YTD
Net Asset Value ($)	11.04	16.29	20.74	24.36	32.55	30.95	10.18	8.20	7.70	8.45	8.50
Income Dividends ($)	(0.03)	—	(0.09)	(0.03)	(0.16)	(0.24)	(0.36)	(0.33)	—	(0.06)	(0.02)
Capital Gains
Other Distributions ($)	(0.69)	—	—	—	(1.77)	(2.40)	(4.86)	(2.76)	—	—	—
Total Return (%) (a)	(11.44)	47.55	28.14	17.51	45.97	2.88	(58.62)	26.91	(6.10)	10.69	0.88	(b)

Notes

(a)	Total Market Value returns reflect changes in share market prices and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Dividend Reinvestment and Cash Purchase Plan (“the Plan”). Total Net Asset Value returns reflect changes in share net asset value and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Plan. For more information with regard to the Plan, see the most recent semi-annual report filed with the Securities and Exchange Commission.
(b)	Periods less than one year are not annualized.

Past results are not necessarily indicative of future performance of the Fund.

Portfolio by Market Sector as of July 31, 2012

(Percentage of Net Assets)

Top 10 Holdings by Issuer as of July 31, 2012

Holding	Sector	% of Net Assets

CRH PLC	Construction and Building Materials	12.44%
Kerry Group PLC, Series A	Food and Beverages	10.53%
Ryanair Holdings PLC	Transportation	10.03%
Aryzta AG	Food and Agriculture	6.47%
Paddy Power PLC	Leisure and Hotels	4.71%
Dragon Oil PLC	Energy	4.69%
Irish Continental Group PLC	Transportation	4.25%
Origin Enterprises PLC	Agricultural Operations	4.07%
Elan Corp. PLC-Sponsored ADR	Health Care Services	3.96%
Kingspan Group PLC	Construction and Building Materials	3.83%

The New Ireland Fund, Inc.

Portfolio Holdings (unaudited)

July 31, 2012	Shares	Value (U.S.) (Note A)

COMMON STOCKS (98.33%)

COMMON STOCKS OF IRISH COMPANIES (95.78%)

Agricultural Operations (4.60%)
Continental Farmer Group PLC*	765,697	$235,750
Origin Enterprises PLC	402,529	1,809,442

		2,045,192

Business Services (1.08%)
DCC PLC	19,286	479,549

Business Support Services (2.21%)
CPL Resources PLC	285,169	983,365

Construction and Building Materials (17.21%)
CRH PLC	300,432	5,529,637
Grafton Group PLC-UTS	121,708	416,695
Kingspan Group PLC	212,741	1,703,017

		7,649,349

Diversified Financial Services (7.12%)
FBD Holdings PLC	129,854	1,263,389
IFG Group PLC	630,393	1,125,729
TVC Holdings PLC*	815,973	773,786

		3,162,904

Energy (4.68%)
Dragon Oil PLC	232,276	2,080,809

Financial (1.10%)
Bank of Ireland (The)*	3,929,333	488,759

Food and Agriculture (6.47%)
Aryzta AG	57,835	2,874,370

Food and Beverages (15.86%)
C&C Group PLC	269,779	1,186,126
Glanbia PLC	121,774	914,827
Kerry Group PLC, Series A	102,898	4,682,480
Total Produce PLC	552,258	268,654

		7,052,087

The New Ireland Fund, Inc.

Portfolio Holdings (unaudited) (continued)

July 31, 2012	Shares	Value (U.S.) (Note A)

Forest Products and Paper (3.11%)
Smurfit Kappa Group PLC	185,615	$1,383,002

Health Care Services (7.47%)
Elan Corp. PLC-Sponsored ADR*	152,261	1,758,615
ICON PLC-Sponsored ADR*	25,173	607,424
United Drug PLC	370,124	956,329

		3,322,368

Leisure and Hotels (4.71%)
Paddy Power PLC	31,048	2,095,408

Mining (3.55%)
Kenmare Resources PLC*	2,627,445	1,579,094

Transportation (16.61%)
Aer Lingus Group PLC*	213,852	285,757
Irish Continental Group PLC	102,730	1,890,177
Ryanair Holdings PLC	911,868	4,458,379
Ryanair Holdings PLC-Sponsored ADR	25,434	749,286

		7,383,599

TOTAL COMMON STOCKS OF IRISH COMPANIES (Cost $39,291,967)		42,579,855

COMMON STOCKS OF GERMAN COMPANIES (2.55%)

Information Technology (2.55%)
SAP AG	17,752	1,133,794

TOTAL COMMON STOCKS OF GERMAN COMPANIES (Cost $1,057,809)		1,133,794

TOTAL COMMON STOCKS BEFORE FOREIGN CURRENCY ON DEPOSIT (Cost $40,349,776)		$43,713,649

The New Ireland Fund, Inc.

Portfolio Holdings (unaudited) (continued)

July 31, 2012	Face Value	Value (U.S.) (Note A)

FOREIGN CURRENCY ON DEPOSIT (0.07%)
Euro	€26,875	$33,098

TOTAL FOREIGN CURRENCY ON DEPOSIT (Cost $33,646)**		33,098

TOTAL INVESTMENTS (98.40%) (Cost $40,383,422)		43,746,747

OTHER ASSETS AND LIABILITIES (1.60%)		709,263

NET ASSETS (100.00%)		$44,456,010

*	Non-income producing security.
**	Foreign currency held on deposit at JPMorgan Chase & Co.
ADR	–American Depositary Receipt traded in U.S. dollars.
UTS	–Units

The Inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. The summary of inputs used to value the Fund’s net assets as of July 31, 2012 is as follows (See Note A – Security Valuation in the Notes to Quarterly Portfolio Holdings):

	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities †
Common Stocks*
Agricultural Operations	$2,045,192	$1,809,442	$235,750	$—
Business Services	479,549	479,549	—	—
Business Support Services	983,365	983,365	—	—
Construction and Building Materials	7,649,349	7,649,349	—	—
Diversified Financial Services	3,162,904	2,037,175	1,125,729	—
Energy	2,080,809	2,080,809	—	—
Financial	488,759	488,759	—	—
Food and Agriculture	2,874,370	2,874,370	—	—
Food and Beverages	7,052,087	7,052,087	—	—
Forest Products & Paper	1,383,002	1,383,002	—	—
Health Care Services	3,322,368	3,322,368	—	—
Information Technology	1,133,794	1,133,794	—	—
Leisure and Hotels	2,095,408	2,095,408	—	—
Mining	1,579,094	1,579,094	—	—
Transportation	7,383,599	7,383,599	—	—

Total Common Stocks	$43,713,649	$42,352,170	$1,361,479	$—

†	Total Investments exclude Foreign Currency on Deposit and Other Assets.
*	See Portfolio Holdings detail for country breakout.

At the end of the quarter ended July 31, 2012, an investment with a total aggregate value of $1,125,729 was transferred from Level 1 to Level 2 because there was no trading in that security on the last day of the quarter.

The New Ireland Fund, Inc.

Notes to Portfolio Holdings (unaudited)

A. Valuation and Investment Practices:

Security Valuation: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the Board of Directors to represent fair value. Short-term securities that mature in 60 days or less are valued at amortized cost.

Fair Value Measurements: As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principals (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	–	unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	–	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–	unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. A summary of the levels of the Fund’s investments as of July 31, 2012 is included with the Fund’s Portfolio of Investments.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether

The New Ireland Fund, Inc.

Notes to Portfolio Holdings (unaudited) (continued)

a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from FT-Interactive Data Corp. (“FT-IDC”) each day the current 4:00pm London time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

Forward Foreign Currency Contracts: The Fund may enter into forward foreign currency contracts for non-trading purposes in order to protect investment securities and related receivables and payables against future changes in foreign currency exchange rates. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have been terminated by settlements or by entering into offsetting commitments. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. There were no such contracts open in the Fund as of July 31, 2012.

Securities Transactions: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis.

B. Unrealized Appreciation/(Depreciation):

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and appreciation on assets and liabilities in foreign currencies on a tax basis as of July 31, 2012 were as follows:

Total Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments	Net Unrealized Appreciation on Foreign Currency	Net Unrealized Appreciation
$40,349,776	$7,780,784	$(4,416,911)	$3,363,873	$(797)	$3,363,076

C. Risk Factors:

Investing in the Fund may involve certain risks including, but not limited to, those described below.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional

The New Ireland Fund, Inc.

Notes to Portfolio Holdings (unaudited) (continued)

or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

The New Ireland Fund, Inc.

Directors and Officers

Peter J. Hooper	–	Chairman of the Board
Sean Hawkshaw	–	President
David Dempsey	–	Director
Margaret Duffy	–	Director
Denis P. Kelleher	–	Director
George G. Moore	–	Director
Lelia Long	–	Treasurer
Colleen Cummings	–	Assistant Treasurer
Vincenzo A. Scarduzio	–	Secretary
Salvatore Faia	–	Chief Compliance Officer

Principal Investment Advisor

Kleinwort Benson Investors International Ltd.

One Rockefeller Plaza - 32nd Floor

New York, NY 10020

Administrator

BNY Mellon Investment Servicing (US) Inc.

. 4400 Computer Drive

Westborough, Massachusetts 01581

Custodians

JPMorgan Chase & Co.

North America Investment Services

3 Metro Tech - 7th Floor

Brooklyn, New York 11245

Shareholder Servicing Agent

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, New York 10004

Correspondence

All correspondence should be addressed to:

The New Ireland Fund, Inc.

c/o BNY Mellon Center

One Boston Place

201 Washington Street

34th Floor

Boston, Massachusetts 02109

Telephone inquiries should be directed to:

1-800-GO-TO-IRL (1-800-468-6475)

Website address:

www.newirelandfund.com

IR-QTR 07/12

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New Ireland Fund, Inc.

By (Signature and Title)*	/s/ Sean Hawkshaw
Sean Hawkshaw, President
(principal executive officer)

Date	9/13/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Sean Hawkshaw
Sean Hawkshaw, President
(principal executive officer)

Date	9/13/12

By (Signature and Title)*	/s/ Lelia Long
Lelia Long, Treasurer
(principal financial officer)

Date	9/13/12

*	Print the name and title of each signing officer under his or her signature.